Advances	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Text Block [Abstract]
Advances

5. Advances

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“Bio Time”), where Bio Time will pay an advance of $250,000 to LCT to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of September 30, 2014, no revenues were realized from this agreement.

	September 30,	December 31,
	2014	2013
BioTime, Inc. (in thousands)	$250	$250

5. Advances

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“BioTime”), where BioTime will pay an advance of $250,000 to Lifeline Cell Technology, a wholly-owned subsidiary of International Stem Cell Corporation, to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of December 31, 2013, no revenues were realized from this agreement.

	December 31, 2013	December 31, 2012

BioTime, Inc. (in thousands)	$250	$250